Portfolio of Investments
Columbia Overseas Core Fund, November 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.2%
Issuer	Shares	Value ($)
Australia 1.9%
Ansell Ltd.	370,532	8,392,503
Santos Ltd.	2,193,229	9,889,786
Total		18,282,289
Canada 5.4%
Alimentation Couche-Tard, Inc., Class B	539,360	19,759,715
Cameco Corp.	563,772	13,068,235
West Fraser Timber Co., Ltd.	68,763	5,654,128
Yamana Gold, Inc.	2,940,316	11,761,264
Total		50,243,342
China 1.0%
Tencent Holdings Ltd.	155,100	9,045,289
Denmark 0.8%
Novo Nordisk A/S, Class B	74,668	7,993,214
Finland 1.9%
UPM-Kymmene OYJ	436,628	15,832,530
Valmet OYJ	53,939	2,207,197
Total		18,039,727
France 5.0%
AtoS	96,253	4,113,712
Capgemini SE	43,117	9,954,487
DBV Technologies SA, ADR(a)	168,293	504,879
Eiffage SA	171,264	15,950,984
TotalEnergies SE	238,984	10,996,314
Worldline SA(a)	95,913	5,028,692
Total		46,549,068
Germany 5.6%
Aroundtown SA	1,283,405	7,689,977
Covestro AG	163,547	9,224,122
Duerr AG	174,186	6,935,700
E.ON SE	886,719	10,938,876
KION Group AG	113,280	12,179,767
TeamViewer AG(a)	394,471	5,346,842
Total		52,315,284
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 1.5%
Hong Kong Exchanges and Clearing Ltd.	179,900	9,892,965
WH Group Ltd.	6,880,902	4,329,447
Total		14,222,412
Ireland 1.1%
Amarin Corp. PLC, ADR(a)	113,837	409,813
Flutter Entertainment PLC(a)	74,653	10,223,711
Total		10,633,524
Israel 1.7%
Bank Hapoalim BM	798,748	7,765,223
Bezeq Israeli Telecommunication Corp., Ltd.(a)	2,294,054	3,255,494
Check Point Software Technologies Ltd.(a)	47,258	5,260,288
Total		16,281,005
Italy 0.3%
Recordati Industria Chimica e Farmaceutica SpA	48,118	3,018,967
Japan 22.8%
Amano Corp.	326,600	7,151,260
BayCurrent Consulting, Inc.	5,700	2,355,342
COMSYS Holdings Corp.	441,200	9,632,294
Fujitsu Ltd.	38,600	6,379,958
Invincible Investment Corp.	15,081	5,056,918
ITOCHU Corp.	648,000	18,531,581
JustSystems Corp.	111,600	5,062,987
Kinden Corp.	338,800	4,904,197
Koito Manufacturing Co., Ltd.	200,400	11,491,887
MatsukiyoCocokara & Co.	381,100	14,918,362
Meitec Corp.	90,800	5,324,509
Money Forward, Inc.(a)	50,000	3,419,809
Nihon M&A Center Holdings, Inc.	500,200	14,675,730
Nippon Telegraph & Telephone Corp.	215,200	5,921,417
ORIX Corp.	728,000	14,344,081
Round One Corp.	627,900	7,194,505
Shionogi & Co., Ltd.	169,700	11,846,983
Ship Healthcare Holdings, Inc.	520,800	11,606,465
SoftBank Group Corp.	78,600	4,130,593
Sony Group Corp.	190,000	23,181,669
Columbia Overseas Core Fund | Third Quarter Report 2021	1

Portfolio of Investments   (continued)
Columbia Overseas Core Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Takeda Pharmaceutical Co., Ltd.	468,677	12,538,498
Takuma Co., Ltd.	373,400	4,493,008
Uchida Yoko Co., Ltd.	105,200	4,293,578
ValueCommerce Co., Ltd.	138,900	5,527,273
Total		213,982,904
Netherlands 6.5%
ABN AMRO Bank NV	647,430	9,240,744
ASR Nederland NV	302,270	12,908,532
ING Groep NV	980,315	13,541,536
Koninklijke Ahold Delhaize NV	377,472	12,701,844
Signify NV	267,259	12,201,108
Total		60,593,764
Norway 2.2%
SalMar ASA	182,279	11,517,788
Yara International ASA	180,853	8,878,126
Total		20,395,914
Pakistan 0.2%
Lucky Cement Ltd.(a)	446,404	1,817,347
Russian Federation 1.1%
Sberbank of Russia PJSC, ADR	611,227	10,300,137
Singapore 1.8%
BW LPG Ltd.	720,142	3,632,670
Venture Corp., Ltd.	994,500	13,457,760
Total		17,090,430
South Africa 0.4%
Impala Platinum Holdings Ltd.	278,004	3,481,829
South Korea 2.5%
Hyundai Home Shopping Network Corp.	66,739	3,438,473
Samsung Electronics Co., Ltd.	221,728	13,309,497
Youngone Corp.	204,984	6,686,224
Total		23,434,194
Spain 0.9%
ACS Actividades de Construccion y Servicios SA	267,219	6,404,168
Tecnicas Reunidas SA(a)	240,491	1,891,838
Total		8,296,006
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 2.4%
Granges AB	422,226	4,403,659
Samhallsbyggnadsbolaget i Norden AB	1,004,136	7,332,621
Sandvik AB	244,240	6,030,097
Stillfront Group AB(a)	921,753	5,152,108
Total		22,918,485
Switzerland 4.6%
Landis+Gyr Group AG(a)	111,221	6,942,017
Nestlé SA, Registered Shares	79,529	10,193,373
Roche Holding AG, Genusschein Shares	34,835	13,599,945
UBS AG	693,939	11,999,239
Total		42,734,574
Taiwan 4.9%
Fubon Financial Holding Co., Ltd.	6,663,500	17,465,672
Parade Technologies Ltd.	241,000	18,358,979
Tripod Technology Corp.	2,212,000	9,905,884
Total		45,730,535
United Kingdom 16.9%
AstraZeneca PLC, ADR	521,666	28,602,947
British American Tobacco PLC	435,696	14,581,542
BT Group PLC(a)	1,524,756	3,209,757
Crest Nicholson Holdings PLC	949,655	4,044,106
DCC PLC	185,116	13,634,826
JD Sports Fashion PLC	6,156,400	18,206,474
John Wood Group PLC(a)	1,015,307	2,716,084
Just Group PLC(a)	3,502,717	3,627,293
Liberty Global PLC, Class C(a)	707,158	18,838,689
Royal Dutch Shell PLC, Class B	921,580	19,312,586
TP Icap Group PLC	4,426,433	7,466,988
Vodafone Group PLC	12,348,505	17,903,089
WPP PLC	436,749	6,062,127
Total		158,206,508
United States 3.8%
ACADIA Pharmaceuticals, Inc.(a)	26,986	518,131
Aerie Pharmaceuticals, Inc.(a)	118,148	1,193,295
Broadcom, Inc.	13,696	7,583,201
Burford Capital Ltd.	774,147	8,058,870
Insmed, Inc.(a)	93,880	2,583,578

2	Columbia Overseas Core Fund | Third Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Overseas Core Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Livent Corp.(a)	61	1,848
Primo Water Corp.	836,772	13,907,151
Quotient Ltd.(a)	351,343	744,847
Sage Therapeutics, Inc.(a)	32,522	1,265,431
Total		35,856,352
Total Common Stocks (Cost $831,975,166)		911,463,100

Exchange-Traded Equity Funds 0.7%
	Shares	Value ($)
United States 0.7%
iShares MSCI EAFE ETF	84,069	6,459,862
Total Exchange-Traded Equity Funds (Cost $6,810,887)		6,459,862
Preferred Stocks 0.7%
Issuer	Shares	Value ($)
Germany 0.7%
Porsche Automobil Holding SE	79,480	6,668,015
Total Preferred Stocks (Cost $7,502,958)		6,668,015

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.078%(b),(c)	10,246,242	10,245,218
Total Money Market Funds (Cost $10,245,218)		10,245,218
Total Investments in Securities (Cost $856,534,229)		934,836,195
Other Assets & Liabilities, Net		2,426,044
Net Assets		$937,262,239

Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
29,819,000 CAD	23,718,756 USD	Morgan Stanley	12/29/2021	365,959	—
8,149,000 GBP	10,925,260 USD	Morgan Stanley	12/29/2021	79,210	—
21,819,000 ILS	7,000,728 USD	Morgan Stanley	12/29/2021	67,853	—
2,721,658,000 JPY	23,796,923 USD	Morgan Stanley	12/29/2021	—	(297,347)
25,991,141,000 KRW	22,013,332 USD	Morgan Stanley	12/29/2021	62,722	—
119,914,000 NOK	13,805,956 USD	Morgan Stanley	12/29/2021	549,467	—
5,407,000 SGD	3,993,704 USD	Morgan Stanley	12/29/2021	31,696	—
1,163,191,000 TWD	41,898,674 USD	Morgan Stanley	12/29/2021	—	(221,802)
28,745,902 USD	39,337,000 AUD	Morgan Stanley	12/29/2021	—	(691,777)
30,699,042 USD	28,319,000 CHF	Morgan Stanley	12/29/2021	189,353	—
9,938,069 USD	64,385,000 DKK	Morgan Stanley	12/29/2021	—	(108,279)
51,674,758 USD	45,017,000 EUR	Morgan Stanley	12/29/2021	—	(554,533)
5,004,384 USD	3,710,000 GBP	Morgan Stanley	12/29/2021	—	(66,496)
14,885,660 USD	129,503,000 SEK	Morgan Stanley	12/29/2021	—	(500,465)
3,988,248 USD	5,407,000 SGD	Morgan Stanley	12/29/2021	—	(26,240)
Total				1,346,260	(2,466,939)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.078%
	1,195,509	229,316,301	(220,266,592)	—	10,245,218	—	2,882	10,246,242
Columbia Overseas Core Fund | Third Quarter Report 2021	3

Portfolio of Investments   (continued)
Columbia Overseas Core Fund, November 30, 2021 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Overseas Core Fund | Third Quarter Report 2021

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3QT297_02_M01_(01/22)